Loans Payable - Additional Information (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2017	Jul. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2018
Debt Instrument [Line Items]
Mortgages payables			$ 53,917,387		$ 53,917,387		$ 33,236,397	$ 24,419,268
Interest expense			573,118	$ 510,118	1,589,951	$ 1,397,673	1,917,183	766,857
Amortization of capitalized issuance costs					134,586	123,889	166,600	$ 35,630
Other interest expense			8,266	379	15,493	40,002
Mortgages Payable
Debt Instrument [Line Items]
Mortgages payables			51,942,387		51,942,387		$ 33,236,397
Franklin Square Property
Debt Instrument [Line Items]
Fixed interest rate							4.70%	4.70%
Interest expense			171,458	171,458	508,783	508,784	$ 680,242	$ 512,482
Amortization of capitalized issuance costs			4,638	4,638	13,914	13,914	18,552	12,369
Interest accrued			55,910		55,910		57,774	57,774
Accumulated amortization of capitalized issuance costs			$ 44,835		$ 44,835		$ 30,921	$ 12,369
Franklin Square Property | Mortgages Payable
Debt Instrument [Line Items]
Fixed interest rate			4.70%		4.70%		4.70%
Hampton Inn Property
Debt Instrument [Line Items]
Description of interest rate					LIBOR with a minimum rate of 6.1 percent		LIBOR with a minimum rate of 6.1 percent
Basis spread on variable rate					6.10%		6.10%
Description of interest rate payable					LIBOR one-month rate plus 5 percent		LIBOR one-month rate plus 5 percent
Percentage of rate in effect on property			7.125%		7.125%		7.50%	6.50%
Interest expense			$ 196,432	190,726	$ 597,281	557,236	$ 761,544	$ 137,726
Amortization of capitalized issuance costs			34,890	34,890	104,670	104,670	139,560	23,261
Interest accrued							0	59,331
Accumulated amortization of capitalized issuance costs			267,491		267,491		162,821	23,261
Reduction of interest expense			$ 10,122	3,386	$ 38,057	3,386	$ 12,330	$ 0
Hampton Inn Property | Interest rate protection transaction
Debt Instrument [Line Items]
Description of interest rate	LIBOR BBA exceeds 2 percent	1-Month LIBOR BBA rate exceeded two percent
Basis spread on variable rate	7.00%						2.51988%	1.56775%
Hanover Square Property
Debt Instrument [Line Items]
Description of interest rate					The mortgage loan for the Hanover Square Property bears interest at a fixed rate of 4.9 percent until January 2023, when the interest rate adjusts to a new fixed rate which will be determined by adding 3.10 percentage points to the daily average yield on United States Treasury securities adjusted to a constant maturity of five years, as made available by the Federal Reserve Board, with a minimum of 4.9 percent. The fixed monthly payment includes principal and interest. The mortgage loan agreement for the Hanover Square property includes covenants to (i) maintain a Debt Service Coverage Ratio ("DSCR") in excess of 1.35 to 1.00 and (ii) maintain a loan-to-value of real estate ratio of 75 percent.		The mortgage loan for the Hanover Square property bears interest at a fixed rate of 4.9% until January 2023, when the interest rate adjusts to a fixed rate which will be determined by adding 3.10 percentage points to the daily average yield on United States Treasury securities adjusted to a constant maturity of five years, as made available by the Federal Reserve Board, with a minimum of 4.9%. The fixed monthly payment includes principal and interest. The mortgage loan agreement for the Hanover Square property includes covenants to (i) maintain a Debt Service Coverage Ratio ("DSCR") in excess of 1.35 to 1.00 and (ii) maintain a loan-to-value of real estate ratio of 75%.
Fixed interest rate			4.90%		4.90%		4.90%	4.90%
Monthly payment beginning on October 1, 2020							$ 51,993	$ 51,993
Basis spread on variable rate					3.10%		3.10%
Constant maturity					5 years		5 years
Debt service coverage ratio					excess of 1.35 to 1.00		excess of 1.35 to 1.00
Loan-to-value of real estate ratio					75.00%		75.00%
Interest expense			$ 106,067	104,844	$ 320,012	167,762	$ 280,377	0
Amortization of capitalized issuance costs			3,183	3,183	9,549	5,305	8,488	0
Interest accrued			34,114		34,114		0	0
Accumulated amortization of capitalized issuance costs			$ 18,037		$ 18,037		$ 8,488	0
Hanover Square Property | Mortgages Payable
Debt Instrument [Line Items]
Fixed interest rate			4.90%		4.90%		4.90%
Monthly payment beginning on October 1, 2020					$ 51,993		$ 51,993
Ashley Plaza Property
Debt Instrument [Line Items]
Fixed interest rate			3.75%		3.75%
Monthly payment beginning on October 1, 2020					$ 52,795
Interest expense			$ 38,000	0	38,000	0
Amortization of capitalized issuance costs			1,453	0	1,453	0
Accumulated amortization of capitalized issuance costs			$ 1,453		$ 1,453		$ 0
Ashley Plaza Property | Mortgages Payable
Debt Instrument [Line Items]
Fixed interest rate			3.75%		3.75%		3.75%
Clemson Best Western Property
Debt Instrument [Line Items]
Description of interest rate					LIBOR with a minimum rate of 7.15 percent
Description of interest rate payable					LIBOR one-month rate plus 4.9 percent
Percentage of rate in effect on property			7.15%		7.15%
Interest expense			$ 13,853	$ 0	$ 13,853	$ 0
Note Payable And Related Party Notes Payable Short Term [Member]
Debt Instrument [Line Items]
Interest accrued								$ 9,971	$ 4,985
Note Payable And Related Party Notes Payable Short Term [Member] | Virginia Commonwealth Bank [Member]
Debt Instrument [Line Items]
Fixed interest rate								4.223%
Interest accrued							$ 27,485	$ 9,971